Consolidated statement of changes in equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment Total Burford Capital Limited Equity	Cumulative Effect, Period of Adoption, Adjustment Retained earnings	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance Total Burford Capital Limited Equity	Cumulative Effect, Period of Adoption, Adjusted Balance Ordinary shares	Cumulative Effect, Period of Adoption, Adjusted Balance Additional Paid-in Capital	Cumulative Effect, Period of Adoption, Adjusted Balance Retained earnings	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated other comprehensive income (Loss)	Cumulative Effect, Period of Adoption, Adjusted Balance Noncontrolling Interest	Cumulative Effect, Period of Adoption, Adjusted Balance	Total Burford Capital Limited Equity	Ordinary shares	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income (Loss)	Noncontrolling Interest	Total
Balance at the beginning at Dec. 31, 2018	$ (711)	$ (711)	$ (711)	$ 1,362,443	$ 596,454	$ 16,338	$ 715,369	$ 34,282	$ 136,959	$ 1,499,402	$ 1,363,154	$ 596,454	$ 16,338	$ 716,080	$ 34,282	$ 136,959	$ 1,500,113
Balance at the beginning (in shares) at Dec. 31, 2018					218,649,877							218,649,877
Changes in equity
Net income (loss)											180,962			180,962		15,309	196,271
Change in Foreign currency translation adjustment											(17,525)				(17,525)		(17,525)
Share-based compensation (note 20)											4,519		4,519				4,519
Dividends paid											(28,424)			(28,424)			(28,424)
Net contributions from third parties																83,119	83,119
Balance at the end at Dec. 31, 2019											1,501,975	$ 596,454	20,857	867,907	16,757	235,387	1,737,362
Balance at the end (in shares) at Dec. 31, 2019												218,649,877
Changes in equity
Net income (loss)											165,115			165,115		8,187	173,302
Change in Foreign currency translation adjustment											(10,206)				(10,206)		(10,206)
Issuance of ordinary shares											2,359	$ 2,359					2,359
Issuance of ordinary shares (in shares)												400,000
Shares purchased by the trust											(2,359)		(2,359)				(2,359)
Shares distributed by the trust											46		2,265	(2,219)			46
Transfer LTIP on vesting													(3,516)	3,516
Share-based compensation (note 20)											5,282		5,282				5,282
Contributions from 3rd parties																(292)	(292)
Balance at the end at Dec. 31, 2020											1,662,212	$ 598,813	22,529	1,034,319	6,551	243,282	1,905,494
Balance at the end (in shares) at Dec. 31, 2020												219,049,877
Changes in equity
Net income (loss)											(72,066)			(72,066)		15,638	(56,428)
Change in Foreign currency translation adjustment											(2,443)				(2,443)		(2,443)
Shares purchased by the trust											(3,686)		(3,686)				(3,686)
Shares distributed by the trust											(449)		1,103	(1,552)			(449)
Transfer LTIP on vesting													(2,852)	2,852
Share-based compensation (note 20)											9,272		9,272				9,272
Dividends paid											(41,050)			(41,050)			(41,050)
Net contributions from third parties																129,980	129,980
Balance at the end at Dec. 31, 2021											$ 1,551,790	$ 598,813	$ 26,366	$ 922,503	$ 4,108	$ 388,900	$ 1,940,690
Balance at the end (in shares) at Dec. 31, 2021												219,049,877